Inventories - Schedule of Inventory (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials, consumables and supplies, net	$ 85,408	$ 73,460
Work in process	146	1,246
Finished goods, net	85,549	108,923
Total	$ 171,103	$ 183,629